SIGNIFICANT ACCOUNTING POLICIES (Redeemable Non-Controlling Interest) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Beginning of the year		$ 12,939	$ 8,841	$ 8,715
Net income attributable to non-controlling interest		1,356	1,887	1,692
Dividend paid	[1]		(243)
Adjustment to redemption value		1,137	2,248
Foreign currency translation adjustments		1,049	206	(1,566)
Redeemable non-controlling interest-end of the year		$ 16,481	$ 12,939	$ 8,841
Canadian Quartz Holdings Inc. [Member]
Noncontrolling Interest [Line Items]
Equity interest held by CIOT		45.00%

[1]	In 2016 dividend payment was made by Company's subsidiary Caesarstone Canada Inc. and reflects the amount paid to the non-controlling interest holders.